Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average	Average	Value of Initial Fixed $100
	Summary		Summary	Compensation	Investment Based On:
	Compensation		Comp. Table	Actually	Company	Peer Group
	Table	Compensation	Total Comp.	Paid to	Total	Total		Adjusted
	Total Comp.	Actually Paid	for Non-CEO	Non-CEO	Shareholder	Shareholder	Net	One-Year
Year	for CEO (1)	to CEO (3)	NEOs (2)	NEOs (3)	Return	Return (4)	Income	ROATCE (5)
2025	$7,633,279	$9,203,813	$2,181,113	$2,335,059	$158	$153	$653,122,000	18.6%
2024	7,542,833	12,504,646	4,253,902	5,333,145	150	143	523,000,000	16.9%
2023	6,523,511	6,231,205	4,429,093	4,195,237	113	127	565,900,000	21.3%
2022	11,657,989	12,884,815	4,162,215	4,422,936	116	127	414,169,000	21.1%
2021	3,971,101	4,414,151	1,352,603	1,504,898	113	137	277,538,000	15.4%
(1)	The CEO for each year is James C. Ryan, III, who began serving as our CEO in 2019.
(2)

The non-CEO NEOs for 2025 are Messrs. Burke, Moran and Sandgren and Ms. Vanzo.
The non-CEO NEOs for 2024 are Messrs. Moran and Sandgren, Michael L. Scudder (retired Executive Chairman), Mark G. Sander (retired President and COO), Brendan B. Falconer (former Chief Financial Officer) and Carrie G. Goldfeder (current Chief Credit Officer).
The non-CEO NEOs for 2022 and 2023 are Messrs. Scudder, Sander, Sandgren and Falconer.
The non-CEO NEOs for 2021 are Messrs. Sandgren, Falconer and Jeffrey L. Knight (retired Chief Legal Officer) and Ms. Vanzo.

(3)

To calculate compensation actually paid for the CEO and the average non-CEO NEOs, the following adjustments were made to the Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown, excluding rows that are not applicable for the years presented:

					Add:
			Add:	Add:	change as of the	Add:
			fair value (FV)	change as of	vesting date	increase in		Add:
			as of FY-end of	end of FY in	(from end of	fair value of		value of
			equity awards	FV of awards	prior FY) in	awards granted		dividends or
		Deduct:	granted	granted in	FV for any	during applicable		other earnings
		grant date	during the year	any prior year	equity awards	FY that vested	Deduct:	paid on stock or
	Summary	fair value of	that are	that are	granted in any	during	Value as of prior YE	option awards
	Compensation	equity awards	outstanding and	outstanding and	prior year that	applicable FY,	for prior year awards	not otherwise
	Table	granted during	unvested as of	unvested as of	vested during or at	determined as of	forfeited during	included in	Compensation
CEO	Total	fiscal year (FY)	FY-end	FY-end	the end of the FY	vesting date	the year	SCT	Actually Paid
2025	$7,633,279	$3,910,775	$3,441,309	$1,528,205	$100,539	$0	$0	$411,256	$9,203,813
2024	7,542,833	4,229,568	5,818,934	3,291,951	(46,191)	0	0	126,687	12,504,646
2023	6,523,511	3,011,947	2,940,592	(335,439)	(169,197)	0	0	283,685	6,231,205
2022	11,657,989	7,736,725	8,122,095	692,721	34,096	0	0	114,639	12,884,815
2021	3,971,101	1,540,832	1,587,472	242,043	112,394	0	0	41,973	4,414,151

Other NEOs Avg.
2025	$2,181,113	$746,041	$697,643	$141,636	$24,028	$0	$0	$36,680	$2,335,059
2024	4,253,902	1,502,726	1,898,267	800,403	(18,114)	35,670	150,316	16,059	5,333,145
2023	4,429,093	1,273,391	1,242,077	(146,058)	(105,667)	0	0	49,183	4,195,237
2022	4,162,215	2,030,809	2,162,267	102,279	(6,661)	0	0	33,645	4,422,936
2021	1,352,603	371,607	382,862	62,209	57,214	0	0	21,616	1,504,898

(4)	The Company has chosen to use the KRX Index as its peer group for this “Pay Versus Performance” section.
(5)	This non-GAAP financial measure (Adjusted One-Year ROATCE) excludes certain items, such as merger-related charges associated with completed and pending acquisitions, CECL Day 1 non-PCD loans provision expense, pension plan gain, reduction to previously accrued FDIC special assessment expense and net securities losses. The equivalent GAAP measure for one-year ROATCE was 15.3%, 15.4%, 20.2%, 16.3% and 14.9% for 2025, 2024, 2023, 2022 and 2021, respectively. Reference is made to the non-GAAP reconciliation included in the Company’s January 21, 2026 press release reporting its financial results for its 2025 fourth quarter and full year, which was included as Exhibit 99.1 to the Company’s Current Report on Form 8-K filed with the SEC on January 21, 2026.

Company Selected Measure Name	Adjusted One-Year ROATCE
Named Executive Officers, Footnote

			Average	Average	Value of Initial Fixed $100
	Summary		Summary	Compensation	Investment Based On:
	Compensation		Comp. Table	Actually	Company	Peer Group
	Table	Compensation	Total Comp.	Paid to	Total	Total		Adjusted
	Total Comp.	Actually Paid	for Non-CEO	Non-CEO	Shareholder	Shareholder	Net	One-Year
Year	for CEO (1)	to CEO (3)	NEOs (2)	NEOs (3)	Return	Return (4)	Income	ROATCE (5)
2025	$7,633,279	$9,203,813	$2,181,113	$2,335,059	$158	$153	$653,122,000	18.6%
2024	7,542,833	12,504,646	4,253,902	5,333,145	150	143	523,000,000	16.9%
2023	6,523,511	6,231,205	4,429,093	4,195,237	113	127	565,900,000	21.3%
2022	11,657,989	12,884,815	4,162,215	4,422,936	116	127	414,169,000	21.1%
2021	3,971,101	4,414,151	1,352,603	1,504,898	113	137	277,538,000	15.4%
(1)	The CEO for each year is James C. Ryan, III, who began serving as our CEO in 2019.
(2)

The non-CEO NEOs for 2025 are Messrs. Burke, Moran and Sandgren and Ms. Vanzo.
The non-CEO NEOs for 2024 are Messrs. Moran and Sandgren, Michael L. Scudder (retired Executive Chairman), Mark G. Sander (retired President and COO), Brendan B. Falconer (former Chief Financial Officer) and Carrie G. Goldfeder (current Chief Credit Officer).
The non-CEO NEOs for 2022 and 2023 are Messrs. Scudder, Sander, Sandgren and Falconer.
The non-CEO NEOs for 2021 are Messrs. Sandgren, Falconer and Jeffrey L. Knight (retired Chief Legal Officer) and Ms. Vanzo.

Peer Group Issuers, Footnote

					Add:
			Add:	Add:	change as of the	Add:
			fair value (FV)	change as of	vesting date	increase in		Add:
			as of FY-end of	end of FY in	(from end of	fair value of		value of
			equity awards	FV of awards	prior FY) in	awards granted		dividends or
		Deduct:	granted	granted in	FV for any	during applicable		other earnings
		grant date	during the year	any prior year	equity awards	FY that vested	Deduct:	paid on stock or
	Summary	fair value of	that are	that are	granted in any	during	Value as of prior YE	option awards
	Compensation	equity awards	outstanding and	outstanding and	prior year that	applicable FY,	for prior year awards	not otherwise
	Table	granted during	unvested as of	unvested as of	vested during or at	determined as of	forfeited during	included in	Compensation
CEO	Total	fiscal year (FY)	FY-end	FY-end	the end of the FY	vesting date	the year	SCT	Actually Paid
2025	$7,633,279	$3,910,775	$3,441,309	$1,528,205	$100,539	$0	$0	$411,256	$9,203,813
2024	7,542,833	4,229,568	5,818,934	3,291,951	(46,191)	0	0	126,687	12,504,646
2023	6,523,511	3,011,947	2,940,592	(335,439)	(169,197)	0	0	283,685	6,231,205
2022	11,657,989	7,736,725	8,122,095	692,721	34,096	0	0	114,639	12,884,815
2021	3,971,101	1,540,832	1,587,472	242,043	112,394	0	0	41,973	4,414,151

Other NEOs Avg.
2025	$2,181,113	$746,041	$697,643	$141,636	$24,028	$0	$0	$36,680	$2,335,059
2024	4,253,902	1,502,726	1,898,267	800,403	(18,114)	35,670	150,316	16,059	5,333,145
2023	4,429,093	1,273,391	1,242,077	(146,058)	(105,667)	0	0	49,183	4,195,237
2022	4,162,215	2,030,809	2,162,267	102,279	(6,661)	0	0	33,645	4,422,936
2021	1,352,603	371,607	382,862	62,209	57,214	0	0	21,616	1,504,898

PEO Total Compensation Amount	$ 7,633,279	$ 7,542,833	$ 6,523,511	$ 11,657,989	$ 3,971,101
PEO Actually Paid Compensation Amount	$ 9,203,813	12,504,646	6,231,205	12,884,815	4,414,151
Adjustment To PEO Compensation, Footnote
(3)

To calculate compensation actually paid for the CEO and the average non-CEO NEOs, the following adjustments were made to the Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown, excluding rows that are not applicable for the years presented:

					Add:
			Add:	Add:	change as of the	Add:
			fair value (FV)	change as of	vesting date	increase in		Add:
			as of FY-end of	end of FY in	(from end of	fair value of		value of
			equity awards	FV of awards	prior FY) in	awards granted		dividends or
		Deduct:	granted	granted in	FV for any	during applicable		other earnings
		grant date	during the year	any prior year	equity awards	FY that vested	Deduct:	paid on stock or
	Summary	fair value of	that are	that are	granted in any	during	Value as of prior YE	option awards
	Compensation	equity awards	outstanding and	outstanding and	prior year that	applicable FY,	for prior year awards	not otherwise
	Table	granted during	unvested as of	unvested as of	vested during or at	determined as of	forfeited during	included in	Compensation
CEO	Total	fiscal year (FY)	FY-end	FY-end	the end of the FY	vesting date	the year	SCT	Actually Paid
2025	$7,633,279	$3,910,775	$3,441,309	$1,528,205	$100,539	$0	$0	$411,256	$9,203,813
2024	7,542,833	4,229,568	5,818,934	3,291,951	(46,191)	0	0	126,687	12,504,646
2023	6,523,511	3,011,947	2,940,592	(335,439)	(169,197)	0	0	283,685	6,231,205
2022	11,657,989	7,736,725	8,122,095	692,721	34,096	0	0	114,639	12,884,815
2021	3,971,101	1,540,832	1,587,472	242,043	112,394	0	0	41,973	4,414,151

Other NEOs Avg.
2025	$2,181,113	$746,041	$697,643	$141,636	$24,028	$0	$0	$36,680	$2,335,059
2024	4,253,902	1,502,726	1,898,267	800,403	(18,114)	35,670	150,316	16,059	5,333,145
2023	4,429,093	1,273,391	1,242,077	(146,058)	(105,667)	0	0	49,183	4,195,237
2022	4,162,215	2,030,809	2,162,267	102,279	(6,661)	0	0	33,645	4,422,936
2021	1,352,603	371,607	382,862	62,209	57,214	0	0	21,616	1,504,898

Non-PEO NEO Average Total Compensation Amount	$ 2,181,113	4,253,902	4,429,093	4,162,215	1,352,603
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,335,059	5,333,145	4,195,237	4,422,936	1,504,898
Adjustment to Non-PEO NEO Compensation Footnote
(3)

To calculate compensation actually paid for the CEO and the average non-CEO NEOs, the following adjustments were made to the Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown, excluding rows that are not applicable for the years presented:

					Add:
			Add:	Add:	change as of the	Add:
			fair value (FV)	change as of	vesting date	increase in		Add:
			as of FY-end of	end of FY in	(from end of	fair value of		value of
			equity awards	FV of awards	prior FY) in	awards granted		dividends or
		Deduct:	granted	granted in	FV for any	during applicable		other earnings
		grant date	during the year	any prior year	equity awards	FY that vested	Deduct:	paid on stock or
	Summary	fair value of	that are	that are	granted in any	during	Value as of prior YE	option awards
	Compensation	equity awards	outstanding and	outstanding and	prior year that	applicable FY,	for prior year awards	not otherwise
	Table	granted during	unvested as of	unvested as of	vested during or at	determined as of	forfeited during	included in	Compensation
CEO	Total	fiscal year (FY)	FY-end	FY-end	the end of the FY	vesting date	the year	SCT	Actually Paid
2025	$7,633,279	$3,910,775	$3,441,309	$1,528,205	$100,539	$0	$0	$411,256	$9,203,813
2024	7,542,833	4,229,568	5,818,934	3,291,951	(46,191)	0	0	126,687	12,504,646
2023	6,523,511	3,011,947	2,940,592	(335,439)	(169,197)	0	0	283,685	6,231,205
2022	11,657,989	7,736,725	8,122,095	692,721	34,096	0	0	114,639	12,884,815
2021	3,971,101	1,540,832	1,587,472	242,043	112,394	0	0	41,973	4,414,151

Other NEOs Avg.
2025	$2,181,113	$746,041	$697,643	$141,636	$24,028	$0	$0	$36,680	$2,335,059
2024	4,253,902	1,502,726	1,898,267	800,403	(18,114)	35,670	150,316	16,059	5,333,145
2023	4,429,093	1,273,391	1,242,077	(146,058)	(105,667)	0	0	49,183	4,195,237
2022	4,162,215	2,030,809	2,162,267	102,279	(6,661)	0	0	33,645	4,422,936
2021	1,352,603	371,607	382,862	62,209	57,214	0	0	21,616	1,504,898

Compensation Actually Paid vs. Total Shareholder Return

Total Shareholder Return. The following chart reflects compensation actually paid to our CEO and the average compensation actually paid to our other NEOs compared to (i) our cumulative TSR and (ii) the TSR of the companies in the KRX Index for the fiscal years ended 2021-2025.

Compensation Actually Paid vs. Net Income

Net Income. The following chart reflects compensation actually paid to our CEO and the average compensation actually paid to our other NEOs compared to our net income for the fiscal years ended 2021-2025.

Compensation Actually Paid vs. Company Selected Measure

Adjusted One-Year ROATCE. The following chart reflects compensation actually paid to our CEO and the average compensation actually paid to our other NEOs compared to our one-year adjusted ROATCE for the fiscal years ended 2021-2025.

Total Shareholder Return Vs Peer Group

Total Shareholder Return. The following chart reflects compensation actually paid to our CEO and the average compensation actually paid to our other NEOs compared to (i) our cumulative TSR and (ii) the TSR of the companies in the KRX Index for the fiscal years ended 2021-2025.

Tabular List, Table

Tabular List (Unranked)

The table below provides an unranked list of the most important financial measures used by the Company to link compensation actually paid to the Company’s performance in 2025. These financial metrics were used in determining short- and long-term incentive awards in 2025.

Adjusted EPS
Relative TSR
Relative ROATCE

Total Shareholder Return Amount	$ 158	150	113	116	113
Peer Group Total Shareholder Return Amount	153	143	127	127	137
Net Income (Loss)	$ 653,122,000	$ 523,000,000	$ 565,900,000	$ 414,169,000	$ 277,538,000
Company Selected Measure Amount	18.6	16.9	21.3	21.1	15.4
PEO Name	James C. Ryan, III
Percentage of Equivalent GAAP Measure	15.30%	15.40%	20.20%	16.30%	14.90%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Relative ROATCE
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted One-Year ROATCE
Non-GAAP Measure Description
(5)	This non-GAAP financial measure (Adjusted One-Year ROATCE) excludes certain items, such as merger-related charges associated with completed and pending acquisitions, CECL Day 1 non-PCD loans provision expense, pension plan gain, reduction to previously accrued FDIC special assessment expense and net securities losses. The equivalent GAAP measure for one-year ROATCE was 15.3%, 15.4%, 20.2%, 16.3% and 14.9% for 2025, 2024, 2023, 2022 and 2021, respectively. Reference is made to the non-GAAP reconciliation included in the Company’s January 21, 2026 press release reporting its financial results for its 2025 fourth quarter and full year, which was included as Exhibit 99.1 to the Company’s Current Report on Form 8-K filed with the SEC on January 21, 2026.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,910,775)	$ (4,229,568)	$ (3,011,947)	$ (7,736,725)	$ (1,540,832)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,441,309	5,818,934	2,940,592	8,122,095	1,587,472
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,528,205	3,291,951	(335,439)	692,721	242,043
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,539	(46,191)	(169,197)	34,096	112,394
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	411,256	126,687	283,685	114,639	41,973
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(746,041)	(1,502,726)	(1,273,391)	(2,030,809)	(371,607)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	697,643	1,898,267	1,242,077	2,162,267	382,862
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,636	800,403	(146,058)	102,279	62,209
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	35,670	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,028	(18,114)	(105,667)	(6,661)	57,214
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(150,316)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 36,680	$ 16,059	$ 49,183	$ 33,645	$ 21,616